Revenue - Schedule of the Groups' Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 586,321	$ 489,682	$ 91,434
Product and service revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	276,271	273,472	48,699
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	110,982	75,813	7,775
Performance revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,959	42,391	4,402
Development and other service revenue (over time revenue recognition) | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 150,109	$ 98,006	$ 30,558